Victory Diversified Stock Fund Expense Example - Victory Diversified Stock Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 676
Expense Example, with Redemption, 3 Years	890
Expense Example, with Redemption, 5 Years	1,121
Expense Example, with Redemption, 10 Years	1,784
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	1,221
Expense Example, with Redemption, 5 Years	2,239
Expense Example, with Redemption, 10 Years	3,994
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	469
Expense Example, with Redemption, 10 Years	1,047
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,624
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	584
Expense Example, with Redemption, 10 Years	1,333
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	587
Expense Example, with Redemption, 10 Years	$ 1,329